Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, the following table reports the compensation of our Principal Executive Officer (PEO), and the average compensation of our other Named Executive Officers (Other NEOs) as reported in the Summary Compensation Table for the past three fiscal years, as well as their “compensation actually paid”(“CAP”) as calculated pursuant to recently adopted SEC rules and certain performance measures required by such rules.

					Value of Initial Fixed $100 Investment Based on: (5)			Company Selected Measure
Fiscal Year (1) (a)	Summary Compensation Table Total for PEO (2) (b)	Compensation Actually Paid to PEO (3) (c)	Average Compensation Table Total for Other NEOs (4) (d)	Average Compensation Actually Paid to Other NEOs (3) (e)	LYTS Total Stockholder Return (f)	Peer Group Total Stockholder Return (g)	GAAP Net Income ($ mil.) (6) (h)	Adj. EBITDA ($ mil.) (7) (i)
2025	$3,376,388	$4,333,750	$1,376,484	$1,524,944	$289	$211	$24.4	$55.1
2024	$3,077,598	$4,223,123	$1,225,195	$1,474,215	$243	$200	$25.0	$51.4
2023	$3,731,087	$6,402,557	$1,431,921	$1,585,393	$208	$165	$25.8	$51.6
2022	$2,451,233	$2,316,647	$803,367	$790,710	$100	$119	$15.0	$35.1
2021	$2,150,425	$3,299,030	$844,832	$1,100,678	$127	$151	$5.9	$21.1

(1)	NEOs included in these columns reflect the following:

Fiscal Year	PEO	Non-PEO NEOs
2025	James A. Clark	James E. Galeese and Thomas A. Caneris
2024	James A. Clark	James E. Galeese and Thomas A. Caneris
2023	James A. Clark	James E. Galeese, Thomas A. Caneris, and Jeffrey S. Bastian
2022	James A. Clark	James E. Galeese, Thomas A. Caneris, Michael C. Beck, and Jeffrey S. Bastian
2021	James A. Clark	James E. Galeese, Thomas A. Caneris, Michael C. Beck, and Jeffrey S. Bastian

(2)	The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Clark for each corresponding year in the "Total" column of the Summary Compensation table.

(3)

The dollar amounts reported in this column represent the amount of “compensation actually paid” to the PEO and Other NEOs, as computed in accordance with Item 402(v) of Regulation S-K, with dividends already accounted for in the fair value of equity awards. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO or Other NEOs during the applicable year. In accordance with the requirements, the following adjustments were made to the PEO and Other NEOs’ total compensation for each year to determine the "compensation actually paid."

PEO Total Compensation Amount	$ 3,376,388	$ 3,077,598	$ 3,731,087	$ 2,451,233	$ 2,150,425
PEO Actually Paid Compensation Amount	$ 4,333,750	4,223,123	6,402,557	2,316,647	3,299,030
Adjustment To PEO Compensation, Footnote

	Fiscal Year 2025		Fiscal Year 2024		Fiscal Year 2023		Fiscal Year 2022		Fiscal Year 2023
	PEO ($)	Other NEOs ($)	PEO ($)	Other NEOs ($)	PEO ($)	Other NEOs ($)	PEO ($)	Other NEOs ($)	PEO ($)	Other NEOs ($)
Summary Compensation Table Total	$3,376,388	$1,376,484	$3,077,598	$1,225,195	$3,731,087	$1,431,921	$2,451,233	$803,367	$2,150,425	$844,832
Less Change in Pension Value Reported in Summary Compensation Table	$468,269	$271,138	$339,981	$198,444	$913,964	$499,678	$(190,023)	$(121,449)	$20,660	$35,175
Less Stock Award and Option Value Reported in Summary Compensation Table for the Fiscal Year(a)	$1,500,000	$435,000	$1,500,000	$435,000	$1,099,998	$263,334	$939,363	$224,861	$720,355	$185,775
Plus (Less) Fair value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at End of Fiscal Year(b)	$1,900,419	$551,119	$1,724,532	$500,115	$2,034,199	$486,977	$945,810	$207,974	$1,104,237	$272,633
Plus (Less) Fair value of Equity Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at End of Fiscal Year	$932,112	$273,903	$1,040,792	$314,375	$1,569,428	$378,507	$(379,279)	$(95,786)	$785,383	$187,709
Plus Fair Value at Vesting Date of Awards Granted and Vested During the Fiscal Year	$0	$0	$0	$0	$0	$0	$0	$10,270	$0	$0
Plus (Less) Change in Fair Value of Equity Awards granted in Prior Fiscal Years that Vested During the Fiscal Year	$93,101	$29,577	$220,182	$67,974	$1,081,804	$51,000	$48,223	$(31,702)	$0	$16,453
Compensation Actually Paid (CAP)	$4,333,750	$1,524,944	$4,223,123	$1,474,215	$6,402,557	$1,585,393	$2,316,647	$790,710	$3,299,030	$1,100,678

(a)	The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” columns in the Summary Compensation Table for the applicable year.

(b)

In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were measured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above.

(4)	The dollar amounts reported in this column are the average amounts of total compensation reported for Other NEOs for each corresponding year in the "Total" column of the Summary Compensation table.

(5)	The Company is using as its Peer Group the S&P 600 Building Products Index, which is an index used by the Company for purposes of disclosure in its Form 10-K under Item 201(e) of Regulation S-K.

(6)	The dollar amounts reported represent the amount of net income reflected in our consolidated audited financial statements for the applicable year.

(7)

EBITDA was chosen as the “Company Selected Measure”, as it represents the most important financial performance measure used to align compensation actually paid to the PEO and other NEOs in 2025 to the Company's performance.

Non-PEO NEO Average Total Compensation Amount	$ 1,376,484	1,225,195	1,431,921	803,367	844,832
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,524,944	1,474,215	1,585,393	790,710	1,100,678
Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid versus Total Shareholder Return

We use a variety of quantitative and qualitative metrics to align compensation with our performance and the value we are delivering to our shareholders. The graph below reflects the relationship between the CAP for the PEO and the average Other NEOs versus the Company's TSR and the peer group TSR, assuming an initial fixed investment of $100 for the fiscal years ended June 30, 2025, 2024, 2023, 2022 and 2021.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid versus Net Income

Although Net Income is a required metric for purposes of the Pay Versus Performance Table (PVP Table), it is not a measure we use in our short- or long-term incentive plan and is not a factor the Committee considers in determining pay for our NEOs. The graph below presents CAP and Net Income for each of the four fiscal years reported in the PVP Table.

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid versus Adjusted EBITDA

The graph below reflects the relationship between the PEO and Average Other NEOs CAP and the Company’s Adjusted EBITDA metric for each of the four fiscal years reported in the PVP Table.

Tabular List, Table

Tabular list of Company Performance Measures

We design our executive compensation plans to help attract, motivate, reward, and retain highly qualified executives who can create and sustain value for our shareholders. The metrics and performance criteria used in our short- and long-term incentive plans were selected based on their link to shareholder value creation over the long-term. The most important financial performance metrics used to link pay and performance for the most recently completed fiscal year are:

Most Important Performance Measures
Adjusted EBITDA
Net Sales
Return on Net Assets (RONA)

RELATIONSHIP BETWEEN CAP AND PERFORMANCE MEASURES

In the “Compensation Discussion and Analysis” section of this proxy statement, we provide greater detail on the elements of our executive compensation program and our “pay-for-performance” compensation philosophy. We believe the Company’s executive compensation program and the executive compensation decisions included in the Summary Compensation Table and related disclosures appropriately reward our PEO and the Other NEOs for Company and individual performance, assist the Company in retaining our senior leadership team and support long-term value creation of our shareholders.

Total Shareholder Return Amount	$ 289	243	208	100	127
Peer Group Total Shareholder Return Amount	211	200	165	119	151
Net Income (Loss)	$ 24.4	$ 25	$ 25.8	$ 15	$ 5.9
Company Selected Measure Amount	55.1	51.4	51.6	35.1	21.1
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Net Assets (RONA)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 468,269	$ 339,981	$ 913,964	$ (190,023)	$ 20,660
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,500,000	1,500,000	1,099,998	939,363	720,355
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,900,419	1,724,532	2,034,199	945,810	1,104,237
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	932,112	1,040,792	1,569,428	(379,279)	785,383
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	93,101	220,182	1,081,804	48,223	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	271,138	198,444	499,678	(121,449)	35,175
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	435,000	435,000	263,334	224,861	185,775
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	551,119	500,115	486,977	207,974	272,633
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	273,903	314,375	378,507	(95,786)	187,709
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	10,270	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 29,577	$ 67,974	$ 51,000	$ (31,702)	$ 16,453